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                      PRUDENTIAL TAX-FREE MONEY FUND, INC.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102

                                       February 25, 2002

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Prudential Tax-Free Money Fund, Inc.
                  1933 Act File No.: 2-64625
                  1940 Act File No.: 811-2927

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on February 22, 2002.

         If you have any questions concerning this filing, please contact Jonathan D. Shain at 973- 802-6469.

                                            Very truly yours,

                                            /s/ JONATHAN D. SHAIN
                                            ---------------------
                                            Jonathan D. Shain
                                            Secretary